Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000191032 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000191032 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000191032 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000191032 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191032 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000191032 | Government of Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191032 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000191032 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000191032 | Government of Japan, Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000191032 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000191032 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000191032 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000191032 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000191032 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000191032 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000191032 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191032 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000191033 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000191033 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000191033 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000191033 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191033 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000191033 | Government of Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191033 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000191033 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000191033 | Government of Japan, Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000191033 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000191033 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000191033 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000191033 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000191033 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000191033 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000191033 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191033 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000191034 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000191034 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000191034 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000191034 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000191034 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000191034 | Government of Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000191034 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000191034 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000191034 | Government of Japan, Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000191034 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000191034 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000191034 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000191034 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000191034 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000191034 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000191034 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000191034 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000218089 | Government of Japan
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000218089 | People's Republic of China
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218089 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000218089 | United Kingdom Gilt
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218089 | Government of Malaysia
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000218089 | Government of Canada
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000218089 | Bundesrepublik Deutschland Bundesanleihe
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000218089 | Republic of Indonesia
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218089 | Government of Japan, Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000218089 | Government of Singapore
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218089 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000218089 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218089 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000218089 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000218089 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000218089 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218089 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	8.40%